LEASES AND COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LEASES AND COMMITMENTS
Rental expenses under operating leases	$ 10,472	$ 6,336	$ 4,913
Capital leases
Less: Accumulated amortization	(106)
Assets under capital leases, net	91
Capital lease amortization expense	106	105	63
Future minimum lease payments for operating leases and capital commitment
2013	21,625
2014	6,883
2015	5,258
2016	2,608
2017 and thereafter	1,251
Total minimum lease payments	37,625
Capital commitment related to purchasing of building and property
Capital leases
Capital commitment related to purchasing of building and property	8,855
Furniture, fixtures and electronic equipment
Capital leases
Assets under capital leases, gross	$ 197